Related Parties	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
Related Parties
27.	Related Parties

The related parties are summarized as follow:

Cartesian Capital Group, LLC	Ultimate controlling party
Pangaea Two, LP	Intermediate holding company
Pangaea Two Acquisition Holdings XXIIA, Ltd.	Parent company
Tim Hortons Restaurants International GmbH	Shareholder of the Company
Pangaea Three Acquisition Holdings IV, Limited	A subsidiary of ultimate holding company and shareholder of the Company
TDL Group Corp	A subsidiary of shareholder of the company
Pangaea Data Tech (Shanghai) Co., Ltd	A subsidiary of investor’s ultimate holding company
PLK APAC Pte. Ltd.	A subsidiary of shareholder of the company subsequent to June 28, 2024
Bobipai (Shanghai) Catering Management Co., Ltd.	A subsidiary of shareholder of the company subsequent to June 28, 2024

The material related party transactions are summarized as follows:

		For the year ended December 31,
		2024	2023	2022
Continuing franchise fee to Tim Hortons Restaurants International GmbH	(i)	47,477,864	51,697,551	31,882,569
Continuing franchise fee to PLK APAC Pte. Ltd.	(i)	957,548	488,633	-
Upfront franchise fee to Tim Hortons Restaurants International GmbH	(ii)	10,137,871	27,318,877	23,553,799
Upfront franchise fee to PLK APAC Pte. Ltd	(ii)	161,984	513,564	-
Purchase of coffee beans from TDL Group Corp	(iii)	44,539,371	63,400,907	49,135,749
Services provided by Pangaea Data Tech (Shanghai) Co., Ltd	(iv)	5,866,415	8,097,359	7,206,906
Provision of management support services to Bobipai (Shanghai) Catering Management Co., Ltd.	(v)	1,211,216	-	-
Reimbursements from Bobipai (Shanghai) Catering Management Co., Ltd. (“Bobipai (Shanghai)”)	(vi)	185,097	-	-
Issuance of promissory notes Pangaea Three Acquisition Holdings IV, Limited (“Cartesian”)	(vii)	142,536,000

(i) Pursuant to the master development agreement between the Company and THRI, pays continuing franchise fee based on certain percentage of revenue generated from Company owned and operated stores and franchise stores, and such continuing franchise fee was recorded in Franchise and royalty expenses.

(ii) Pursuant to the master development agreement between the Company and THRI, the Company pays upfront franchise fee for each newly opened store to THRI during the term of the master development contract. The amortization expense of upfront franchise fee in the amount of RMB4,765,692, RMB1,837,556 and RMB334,034 for the years ended December 31, 2024, 2023 and 2022, respectively, are included in Franchise and royalty expense financial caption.

(iii) The Company purchased coffee beans from TDL Group Corp. for its daily operation in the amount of RMB44,539,371, RMB63,400,907 and RMB49,135,749 for the year ended December 31, 2024, 2023 and 2022, respectively.

The Company sold and recognized coffee beans purchased from TDL Group Corp. for its daily operation in the costs of food and packaging in the amount of RMB53,208,876, RMB72,109,353 and RMB36,862,860 for the year ended December 31, 2024, 2023 and 2022, respectively.

(iv) Pangaea Data Tech (Shanghai) Co., Ltd. (“DataCo”) provides various data maintenance and management services, technical supports and consulting services in support of the operation of the Company RMB600,000, RMB600,000 and RMB550,000 for the years ended December 31, 2024, 2023 and 2022, respectively of purchased services are recognized in other operating expenses, respectively while RMB5,266,415, RMB7,497,359 and RMB6,656,906 are capitalized in property and equipment for the years ended December 31, 2024, 2023 and 2022 respectively.

(v) On June 28, 2024, the Company disposed Popeyes China operation to PLK APAC Pte. Ltd (Note). The remaining consideration receivables related to the transaction is RMB4,764,645 as of the year end in 2024.

As part of Popeyes Disposal, the company is obligated to provide one-off transitioning management support and IT support to Bobipai (Shanghai), in the amount of RMB1,211,216 for the year ended December 31, 2024.

(vi) The company paid reimbursement on behalf of Bobipai (Shanghai) for employee cost and raw material procurement in the amount of RMB185,097 and nil and nil for the year ended December 31, 2024, 2023 and 2022, respectively.

(vii) On March 7, 2024 and March 20, 2024, the Company executed junior promissory notes (as borrower) with Pangaea Three Acquisition Holdings IV, Limited, a Cayman Islands limited liability company and the existing shareholder and a related party of the Company as disclosed (as lender), with principal of US$5 million and US$15 million (equivalent to RMB142,536,000 in total), respectively. The junior promissory notes were due on August 31, 2024. The junior promissory notes carried an annual interest rate equal to the latest one-month term Secured Overnight Financing Rate reference rate as published by the CME Group Benchmark Administration plus 8.0%. On June 28, 2025, the principal and unpaid interest of promissory notes were fully settled in amount of US$20,741,340 through issuance of convertible notes. See Note 3.

As of December 31, 2024 and 2023, the balances of transactions with related parties are set forth below:

Amount due from related parties:

		As of December 31,
		2024	2023
Current
Amount due from RBI related to Popeyes China Transaction	(v)	4,764,645	-
Amount due from Bobipai (Shanghai) related to management support services	(v)	1,092,991	-
Total		5,857,636	-

Amount due to related parties:

		As of December 31,
		2024	2023
Current
TDL Group Corp	(iii)	20,983,264	4,033,513
Tim Hortons Restaurants International GmbH	(i)(ii)	24,640,581	44,809,370
Pangaea Data Tech (Shanghai) Co., Ltd	(iv)	1,528,811	2,209,363
Cartesian Capital Group, LLC	(vi)	963,940	949,766
Subtotal		48,116,596	52,002,012
Non-current
Pangaea Three Acquisition Holdings IV, Limited		-	84,779,919
PLK APAC Pte. Ltd.		-	9,419,991
Subtotal		-	94,199,910

Total		48,116,596	146,201,922